Collaborations and Licensing Arrangements - Payments Made Under Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Research And Development [Abstract]
Initial up-front and milestone payments	¥ 84,034	¥ 77,016	¥ 29,857
Acquisition of shares of collaboration and in-licensing partners	¥ 1,504	¥ 1,317	¥ 5,994